Financial Assets At Amortized Cost - Disclosure of Movement of ECL Allowance of Financial Assets At Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	¥ 4,716,448
Ending balance	3,011,570	¥ 4,716,448
Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	1,878,338	1,338,976	¥ 1,171,865
New financial assets originated or purchased	1,967	19,733	10,808
Transfers		232,385
Net impact on expected credit loss by stage transfer		232,385
Write-offs	(16,588)	(50,712)	(26,345)
Disposal in the current period			(144,320)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(95,600)	(76,281)	33,287
Change in parameters of expected credit loss model	79,514	414,237	293,681
Ending balance	1,847,631	1,878,338	1,338,976
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	40,518	11,904	5,160
New financial assets originated or purchased	1,967	19,733	10,808
Transfers		(3,622)
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 2		(3,622)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(27,179)	(5,395)	(4,531)
Change in parameters of expected credit loss model	6,678	17,898	467
Ending balance	21,984	40,518	11,904
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance		0	0
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 2		3,622
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 3		(63,386)
Net impact on expected credit loss by stage transfer		59,764
Ending balance			0
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	1,806,692	1,280,502	1,140,348
Transfers		236,007
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 3		63,386
Net impact on expected credit loss by stage transfer		172,621
Write-offs		(38,858)	(17,651)
Disposal in the current period			(144,320)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(53,097)	(74,124)	(10,366)
Change in parameters of expected credit loss model	35,383	403,165	312,491
Ending balance	1,788,978	1,806,692	1,280,502
POCI [Member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	31,128	46,570	26,357
Write-offs	(16,588)	(11,854)	(8,694)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(15,324)	3,238	48,184
Change in parameters of expected credit loss model	37,453	(6,826)	(19,277)
Ending balance	¥ 36,669	¥ 31,128	¥ 46,570